Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SARATOGA ADVANTAGE TRUST
Entity Central Index Key	0000924628
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Large Capitalization Value Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class A
Trading Symbol	SLVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class A	$245	2.28%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s top contributor during the fiscal year was CACI International. This government IT services leader beat consensus expectations for margins and revenue. Throughout the year, they also announced meaningful new IT wins with key government entities. Clean Harbors Inc. was the Fund’s 2nd top performing stock during this period. This hazardous waste collection and disposal company has benefitted from pricing actions and increased volume. The company has consistently beat and raised expectations in their Environmental Solutions segment which has led to a re-rating. Favorable tailwinds in environmental regulation around PFAS has also propelled the stock. Clean Harbors and CACI are both top positions currently.

The Fund’s main detractors were Lamb Weston, and Dollar General. Lamb Weston underperformed due to a large earnings and revenue cut. They experienced issues with their ERP transition which led to volumes meaningfully missing estimates. They also issued guidance for their 2025 fiscal year that raised caution around overcapacity and pricing. As a result, the stock de-rated significantly. We exited Lamb Weston after the 2025 fiscal year guide. Dollar General underperformed due to concerns around the lower end consumer. This led to sales and earnings missing estimates. Concerns around ceding market share to Walmart and Amazon has also led to a multiple de-rating. We still own Dollar General, but we are evaluating the merits of the original investment thesis and whether it should remain a long-term holding.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class A (with load)	8.12%	11.96%	6.70%
Saratoga Large Capitalization Value Fund, Class A	14.72%	13.30%	7.34%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Value Category	21.17%	11.74%	8.96%

Net Assets	$ 20,248,191
Holdings Count | Integer	20
Advisory Fees Paid, Amount	$ 135,474
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$20,248,191	Advisory Fees Paid by the Fund	$135,474
Number of Portfolio Holdings	20	Portfolio Turnover Rate	83%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	11.31
CACI International Inc	8.14
Liberty Media Corp-Formula One	7.96
Clean Harbors Inc	6.47
CBRE Group Inc Class A	5.54
Crown Holdings Inc	5.48
APi Group Corp	5.32
Charles River Laboratories International	5.22
Marvell Technology Inc	5.18
SBA Communications Corp Class A	5.18

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Large Capitalization Value Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class C
Trading Symbol	SLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class C	$306	2.86%

Expenses Paid, Amount	$ 306
Expense Ratio, Percent	2.86%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s top contributor during the fiscal year was CACI International. This government IT services leader beat consensus expectations for margins and revenue. Throughout the year, they also announced meaningful new IT wins with key government entities. Clean Harbors Inc. was the Fund’s 2nd top performing stock during this period. This hazardous waste collection and disposal company has benefitted from pricing actions and increased volume. The company has consistently beat and raised expectations in their Environmental Solutions segment which has led to a re-rating. Favorable tailwinds in environmental regulation around PFAS has also propelled the stock. Clean Harbors and CACI are both top positions currently.

The Fund’s main detractors were Lamb Weston, and Dollar General. Lamb Weston underperformed due to a large earnings and revenue cut. They experienced issues with their ERP transition which led to volumes meaningfully missing estimates. They also issued guidance for their 2025 fiscal year that raised caution around overcapacity and pricing. As a result, the stock de-rated significantly. We exited Lamb Weston after the 2025 fiscal year guide. Dollar General underperformed due to concerns around the lower end consumer. This led to sales and earnings missing estimates. Concerns around ceding market share to Walmart and Amazon has also led to a multiple de-rating. We still own Dollar General, but we are evaluating the merits of the original investment thesis and whether it should remain a long-term holding.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class C (with load)	13.02%	12.62%	6.70%
Saratoga Large Capitalization Value Fund, Class C	14.02%	12.62%	6.70%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Value Category	21.17%	11.74%	8.96%

Net Assets	$ 20,248,191
Holdings Count | Integer	20
Advisory Fees Paid, Amount	$ 135,474
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$20,248,191	Advisory Fees Paid by the Fund	$135,474
Number of Portfolio Holdings	20	Portfolio Turnover Rate	83%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	11.31
CACI International Inc	8.14
Liberty Media Corp-Formula One	7.96
Clean Harbors Inc	6.47
CBRE Group Inc Class A	5.54
Crown Holdings Inc	5.48
APi Group Corp	5.32
Charles River Laboratories International	5.22
Marvell Technology Inc	5.18
SBA Communications Corp Class A	5.18

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Large Capitalization Value Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Value Fund
Class Name	Class I
Trading Symbol	SLCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class I	$201	1.87%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

The Fund’s top contributor during the fiscal year was CACI International. This government IT services leader beat consensus expectations for margins and revenue. Throughout the year, they also announced meaningful new IT wins with key government entities. Clean Harbors Inc. was the Fund’s 2nd top performing stock during this period. This hazardous waste collection and disposal company has benefitted from pricing actions and increased volume. The company has consistently beat and raised expectations in their Environmental Solutions segment which has led to a re-rating. Favorable tailwinds in environmental regulation around PFAS has also propelled the stock. Clean Harbors and CACI are both top positions currently.

The Fund’s main detractors were Lamb Weston, and Dollar General. Lamb Weston underperformed due to a large earnings and revenue cut. They experienced issues with their ERP transition which led to volumes meaningfully missing estimates. They also issued guidance for their 2025 fiscal year that raised caution around overcapacity and pricing. As a result, the stock de-rated significantly. We exited Lamb Weston after the 2025 fiscal year guide. Dollar General underperformed due to concerns around the lower end consumer. This led to sales and earnings missing estimates. Concerns around ceding market share to Walmart and Amazon has also led to a multiple de-rating. We still own Dollar General, but we are evaluating the merits of the original investment thesis and whether it should remain a long-term holding.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class I	15.20%	13.76%	7.77%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Value Category	21.17%	11.74%	8.96%

Net Assets	$ 20,248,191
Holdings Count | Integer	20
Advisory Fees Paid, Amount	$ 135,474
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$20,248,191	Advisory Fees Paid by the Fund	$135,474
Number of Portfolio Holdings	20	Portfolio Turnover Rate	83%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	11.31
CACI International Inc	8.14
Liberty Media Corp-Formula One	7.96
Clean Harbors Inc	6.47
CBRE Group Inc Class A	5.54
Crown Holdings Inc	5.48
APi Group Corp	5.32
Charles River Laboratories International	5.22
Marvell Technology Inc	5.18
SBA Communications Corp Class A	5.18

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Large Capitalization Growth Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund
Class Name	Class A
Trading Symbol	SLGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class A	$249	2.11%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Despite rising equity prices during the period, the Fund remained focused on stock selection, which amounted for the entirety of the Fund's excess return. This stock selection impact was most apparent in the Information Technology and Consumer Discretionary sectors. Smaller sectors such as Energy, Utilities, Materials, and Real Estate had little impact due to limited stock selection opportunities. AppLovin Corp. (+121.4%) was the top Fund holding. We view AppLovin as a high-growth mobile app platform that excels in monetization, marketing, and analytics. We see potential double-digit growth in the company's software revenue, driven primarily by its gaming division, through 2026. Due to threshold limits set by mutual fund diversification rules that this Fund is privy to, the Fund held a significant underweight position in Mega-Cap Technology, Communication Services, and Consumer Discretionary stocks relative to common growth indexes, which was a headwind to relative performance. For example, key stocks such as Microsoft, Apple, Nvidia, Alphabet, and Amazon made up 43.4% of the Russell 1000 Growth Index, while the Fund allocated 32.7% on average to these names. These stocks outpaced the index and returned 48.5%, and the Fund's underweight position created a 1.4% performance drag.

From a risk perspective, the Fund's active weight constraints helped reduce exposure to market volatility and sentiment shifts during the period.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class A (with load)	28.10%	16.54%	13.76%
Saratoga Large Capitalization Growth Fund, Class A	35.90%	17.93%	14.44%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Growth Category	28.28%	15.37%	13.24%

Net Assets	$ 33,018,984
Holdings Count | Integer	51
Advisory Fees Paid, Amount	$ 192,725
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$33,018,984	Advisory Fees Paid by the Fund	$192,725
Number of Portfolio Holdings	51	Portfolio Turnover Rate	99%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Microsoft Corp	7.86
Apple Inc	7.54
NVIDIA Corp	6.68
Meta Platforms Inc Class A	4.36
Amazon.com Inc	4.04
Broadcom Inc	2.65
Progressive Corp	2.57
Arista Networks Inc	2.45
AppLovin Corp Class A	2.44
Spotify Technology	2.38

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Large Capitalization Growth Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund, Class C
Class Name	Class C
Trading Symbol	SLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class C	$314	2.67%

Expenses Paid, Amount	$ 314
Expense Ratio, Percent	2.67%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Despite rising equity prices during the period, the Fund remained focused on stock selection, which amounted for the entirety of the Fund's excess return. This stock selection impact was most apparent in the Information Technology and Consumer Discretionary sectors. Smaller sectors such as Energy, Utilities, Materials, and Real Estate had little impact due to limited stock selection opportunities. AppLovin Corp. (+121.4%) was the top Fund holding. We view AppLovin as a high-growth mobile app platform that excels in monetization, marketing, and analytics. We see potential double-digit growth in the company's software revenue, driven primarily by its gaming division, through 2026. Due to threshold limits set by mutual fund diversification rules that this Fund is privy to, the Fund held a significant underweight position in Mega-Cap Technology, Communication Services, and Consumer Discretionary stocks relative to common growth indexes, which was a headwind to relative performance. For example, key stocks such as Microsoft, Apple, Nvidia, Alphabet, and Amazon made up 43.4% of the Russell 1000 Growth Index, while the Fund allocated 32.7% on average to these names. These stocks outpaced the index and returned 48.5%, and the Fund's underweight position created a 1.4% performance drag.

From a risk perspective, the Fund's active weight constraints helped reduce exposure to market volatility and sentiment shifts during the period.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class C (with load)	34.00%	17.22%	13.75%
Saratoga Large Capitalization Growth Fund, Class C	35.00%	17.22%	13.75%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Growth Category	28.28%	15.37%	13.24%

Net Assets	$ 33,018,984
Holdings Count | Integer	51
Advisory Fees Paid, Amount	$ 192,725
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$33,018,984	Advisory Fees Paid by the Fund	$192,725
Number of Portfolio Holdings	51	Portfolio Turnover Rate	99%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Microsoft Corp	7.86
Apple Inc	7.54
NVIDIA Corp	6.68
Meta Platforms Inc Class A	4.36
Amazon.com Inc	4.04
Broadcom Inc	2.65
Progressive Corp	2.57
Arista Networks Inc	2.45
AppLovin Corp Class A	2.44
Spotify Technology	2.38

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Large Capitalization Growth Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Large Capitalization Growth Fund, Class I
Class Name	Class I
Trading Symbol	SLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund,
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class I	$201	1.70%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Despite rising equity prices during the period, the Fund remained focused on stock selection, which amounted for the entirety of the Fund's excess return. This stock selection impact was most apparent in the Information Technology and Consumer Discretionary sectors. Smaller sectors such as Energy, Utilities, Materials, and Real Estate had little impact due to limited stock selection opportunities. AppLovin Corp. (+121.4%) was the top Fund holding. We view AppLovin as a high-growth mobile app platform that excels in monetization, marketing, and analytics. We see potential double-digit growth in the company's software revenue, driven primarily by its gaming division, through 2026. Due to threshold limits set by mutual fund diversification rules that this Fund is privy to, the Fund held a significant underweight position in Mega-Cap Technology, Communication Services, and Consumer Discretionary stocks relative to common growth indexes, which was a headwind to relative performance. For example, key stocks such as Microsoft, Apple, Nvidia, Alphabet, and Amazon made up 43.4% of the Russell 1000 Growth Index, while the Fund allocated 32.7% on average to these names. These stocks outpaced the index and returned 48.5%, and the Fund's underweight position created a 1.4% performance drag.

From a risk perspective, the Fund's active weight constraints helped reduce exposure to market volatility and sentiment shifts during the period.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class I	36.43%	18.40%	14.90%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Growth Category	28.28%	15.37%	13.24%

Net Assets	$ 33,018,984
Holdings Count | Integer	51
Advisory Fees Paid, Amount	$ 192,725
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$33,018,984	Advisory Fees Paid by the Fund	$192,725
Number of Portfolio Holdings	51	Portfolio Turnover Rate	99%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Microsoft Corp	7.86
Apple Inc	7.54
NVIDIA Corp	6.68
Meta Platforms Inc Class A	4.36
Amazon.com Inc	4.04
Broadcom Inc	2.65
Progressive Corp	2.57
Arista Networks Inc	2.45
AppLovin Corp Class A	2.44
Spotify Technology	2.38

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Mid Capitalization Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund, Class A
Class Name	Class A
Trading Symbol	SPMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class A	$227	2.03%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

During the period, stock selection in Utilities was the largest contributor to positive relative performance, with Vistra Corp as the top name. Industrials stock selection delivered outperformance with Vertiv Holdings Co. the strongest performer. Stock selection within Consumer Discretionary contributed to performance with Royal Caribbean Group as the top performer. Within Health Care, stock selection delivered outperformance with Cencora, Inc the leading name. Stock selection within Information Technology contributed, led by Monolithic Power Systems. Stock selection within Energy, with top name Diamondback Energy, Inc., contributed to outperformance. Outperformance within Financials came from both an overweight to the sector, and security selection, with Reinsurance Group of America, Incorporated leading. The portfolio was underweight Communication Services and Consumer Staples, which underperformed the benchmark, benefitting performance.

The greatest detractor to performance was an overweight in Materials which underperformed the benchmark, while an underweight in Real Estate, an outperforming sector, detracted from performance as well.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class A (with load)	16.24%	8.64%	5.78%
Saratoga Mid Capitalization Fund, Class A	23.32%	9.92%	6.41%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Mid Capitalization Blend Category	19.35%	11.31%	8.80%

Net Assets	$ 12,705,597
Holdings Count | Integer	59
Advisory Fees Paid, Amount	$ 86,852
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$12,705,597	Advisory Fees Paid by the Fund	$86,852
Number of Portfolio Holdings	59	Portfolio Turnover Rate	129%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Royal Caribbean Group	3.89
Monolithic Power Systems Inc	3.13
Cencora Inc.	2.83
EastGroup Properties Inc	2.80
Vulcan Materials Co	2.78
Tyler Technologies Inc	2.75
Nasdaq Inc	2.52
Extra Space Storage Inc	2.50
Cushman & Wakefield plc	2.49
Axon Enterprise Inc	2.34

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Mid Capitalization Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund, Class C
Class Name	Class C
Trading Symbol	SPMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class C	$293	2.63%

Expenses Paid, Amount	$ 293
Expense Ratio, Percent	2.63%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

During the period, stock selection in Utilities was the largest contributor to positive relative performance, with Vistra Corp as the top name. Industrials stock selection delivered outperformance with Vertiv Holdings Co. the strongest performer. Stock selection within Consumer Discretionary contributed to performance with Royal Caribbean Group as the top performer. Within Health Care, stock selection delivered outperformance with Cencora, Inc the leading name. Stock selection within Information Technology contributed, led by Monolithic Power Systems. Stock selection within Energy, with top name Diamondback Energy, Inc., contributed to outperformance. Outperformance within Financials came from both an overweight to the sector, and security selection, with Reinsurance Group of America, Incorporated leading. The portfolio was underweight Communication Services and Consumer Staples, which underperformed the benchmark, benefitting performance.

The greatest detractor to performance was an overweight in Materials which underperformed the benchmark, while an underweight in Real Estate, an outperforming sector, detracted from performance as well.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class C (with load)	21.64%	9.28%	5.79%
Saratoga Mid Capitalization Fund, Class C	22.64%	9.28%	5.79%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Mid Capitalization Blend Category	19.35%	11.31%	8.80%

Net Assets	$ 12,705,597
Holdings Count | Integer	59
Advisory Fees Paid, Amount	$ 86,852
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$12,705,597	Advisory Fees Paid by the Fund	$86,852
Number of Portfolio Holdings	59	Portfolio Turnover Rate	129%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Royal Caribbean Group	3.89
Monolithic Power Systems Inc	3.13
Cencora Inc.	2.83
EastGroup Properties Inc	2.80
Vulcan Materials Co	2.78
Tyler Technologies Inc	2.75
Nasdaq Inc	2.52
Extra Space Storage Inc	2.50
Cushman & Wakefield plc	2.49
Axon Enterprise Inc	2.34

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Mid Capitalization Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Mid Capitalization Fund, Class I
Class Name	Class I
Trading Symbol	SMIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class I	$182	1.63%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

During the period, stock selection in Utilities was the largest contributor to positive relative performance, with Vistra Corp as the top name. Industrials stock selection delivered outperformance with Vertiv Holdings Co. the strongest performer. Stock selection within Consumer Discretionary contributed to performance with Royal Caribbean Group as the top performer. Within Health Care, stock selection delivered outperformance with Cencora, Inc the leading name. Stock selection within Information Technology contributed, led by Monolithic Power Systems. Stock selection within Energy, with top name Diamondback Energy, Inc., contributed to outperformance. Outperformance within Financials came from both an overweight to the sector, and security selection, with Reinsurance Group of America, Incorporated leading. The portfolio was underweight Communication Services and Consumer Staples, which underperformed the benchmark, benefitting performance.

The greatest detractor to performance was an overweight in Materials which underperformed the benchmark, while an underweight in Real Estate, an outperforming sector, detracted from performance as well.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class I	23.90%	10.37%	6.83%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Mid Capitalization Blend Category	19.35%	11.31%	8.80%

Net Assets	$ 12,705,597
Holdings Count | Integer	59
Advisory Fees Paid, Amount	$ 86,852
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$12,705,597	Advisory Fees Paid by the Fund	$86,852
Number of Portfolio Holdings	59	Portfolio Turnover Rate	129%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Royal Caribbean Group	3.89
Monolithic Power Systems Inc	3.13
Cencora Inc.	2.83
EastGroup Properties Inc	2.80
Vulcan Materials Co	2.78
Tyler Technologies Inc	2.75
Nasdaq Inc	2.52
Extra Space Storage Inc	2.50
Cushman & Wakefield plc	2.49
Axon Enterprise Inc	2.34

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Small Capitalization Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund, Class A
Class Name	Class A
Trading Symbol	SSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class A	$251	2.28%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

During the period, portfolio management was keenly focused on the impacts of balance sheet health and interest rates on smaller companies. The stress of the higher cost of capital on the sector led the portfolio to overweight sectors sometimes viewed as more defensive and value-based: Materials, Industrials, and Consumer Staples. These localized producers, distributors, and consumer staples companies have realized an uptick in demand over the past several years. As supply chain disruptions have occurred - Covid-19, the Evergreen running aground in the Suez Canal, the tragic Baltimore bridge collapse – some national and multinational distributors and manufacturers have faced issues importing and exporting their goods. The overweight in these defensive sectors helped performance during the period.

Towards the end of the period, the portfolio trimmed its Consumer Staples holdings and added to Consumer Discretionary in light of positive economic data, including sustained consumer spending and falling inflation, benefitting performance.

The portfolio held underweights in Financials, Energy, and Real Estate. Smaller banks have been under more pressure from higher interest rates than larger national and global banks. Smaller banks are generally paying higher interest premiums, which has dented their bottom line; the portfolio’s underweight to these companies benefitted performance. The underweight to Energy and Real Estate were a detractor from performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class A (with load)	12.86%	10.96%	6.32%
Saratoga Small Capitalization Fund, Class A	19.75%	12.30%	6.94%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Small Capitalization Blend Category	17.61%	10.62%	7.99%

Net Assets	$ 7,385,089
Holdings Count | Integer	102
Advisory Fees Paid, Amount	$ 43,510
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$7,385,089	Advisory Fees Paid by the Fund	$43,510
Number of Portfolio Holdings	102	Portfolio Turnover Rate	135%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Sylvamo Corp	2.02
Mercury General Corp	2.00
ProAssurance Corp	1.99
Financial Institutions Inc	1.98
Kennedy-Wilson Holdings Inc	1.98
ADMA Biologics Inc	1.97
Madison Square Garden Entertainment	1.94
Applied Industrial Technologies Inc	1.89
ChoiceOne Financial Services Inc	1.89
Dreyfus Inst Prefer Govt Money Mkt Inst Class	1.85

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Small Capitalization Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund, Class C
Class Name	Class C
Trading Symbol	SSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class C	$319	2.91%

Expenses Paid, Amount	$ 319
Expense Ratio, Percent	2.91%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

During the period, portfolio management was keenly focused on the impacts of balance sheet health and interest rates on smaller companies. The stress of the higher cost of capital on the sector led the portfolio to overweight sectors sometimes viewed as more defensive and value-based: Materials, Industrials, and Consumer Staples. These localized producers, distributors, and consumer staples companies have realized an uptick in demand over the past several years. As supply chain disruptions have occurred - Covid-19, the Evergreen running aground in the Suez Canal, the tragic Baltimore bridge collapse – some national and multinational distributors and manufacturers have faced issues importing and exporting their goods. The overweight in these defensive sectors helped performance during the period.

Towards the end of the period, the portfolio trimmed its Consumer Staples holdings and added to Consumer Discretionary in light of positive economic data, including sustained consumer spending and falling inflation, benefitting performance.

The portfolio held underweights in Financials, Energy, and Real Estate. Smaller banks have been under more pressure from higher interest rates than larger national and global banks. Smaller banks are generally paying higher interest premiums, which has dented their bottom line; the portfolio’s underweight to these companies benefitted performance. The underweight to Energy and Real Estate were a detractor from performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class C (with load)	18.15%	11.76%	6.37%
Saratoga Small Capitalization Fund, Class C	19.15%	11.76%	6.37%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Small Capitalization Blend Category	17.61%	10.62%	7.99%

Net Assets	$ 7,385,089
Holdings Count | Integer	102
Advisory Fees Paid, Amount	$ 43,510
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$7,385,089	Advisory Fees Paid by the Fund	$43,510
Number of Portfolio Holdings	102	Portfolio Turnover Rate	135%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Sylvamo Corp	2.02
Mercury General Corp	2.00
ProAssurance Corp	1.99
Financial Institutions Inc	1.98
Kennedy-Wilson Holdings Inc	1.98
ADMA Biologics Inc	1.97
Madison Square Garden Entertainment	1.94
Applied Industrial Technologies Inc	1.89
ChoiceOne Financial Services Inc	1.89
Dreyfus Inst Prefer Govt Money Mkt Inst Class	1.85

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Small Capitalization Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Small Capitalization Fund, Class I
Class Name	Class I
Trading Symbol	SSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class I	$207	1.88%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period, portfolio management was keenly focused on the impacts of balance sheet health and interest rates on smaller companies. The stress of the higher cost of capital on the sector led the portfolio to overweight sectors sometimes viewed as more defensive and value-based: Materials, Industrials, and Consumer Staples. These localized producers, distributors, and consumer staples companies have realized an uptick in demand over the past several years. As supply chain disruptions have occurred - Covid-19, the Evergreen running aground in the Suez Canal, the tragic Baltimore bridge collapse – some national and multinational distributors and manufacturers have faced issues importing and exporting their goods. The overweight in these defensive sectors helped performance during the period.

Towards the end of the period, the portfolio trimmed its Consumer Staples holdings and added to Consumer Discretionary in light of positive economic data, including sustained consumer spending and falling inflation, benefitting performance.

The portfolio held underweights in Financials, Energy, and Real Estate. Smaller banks have been under more pressure from higher interest rates than larger national and global banks. Smaller banks are generally paying higher interest premiums, which has dented their bottom line; the portfolio’s underweight to these companies benefitted performance. The underweight to Energy and Real Estate were a detractor from performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class I	20.22%	12.68%	7.33%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Small Capitalization Blend Category	17.61%	10.62%	7.99%

Net Assets	$ 7,385,089
Holdings Count | Integer	102
Advisory Fees Paid, Amount	$ 43,510
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$7,385,089	Advisory Fees Paid by the Fund	$43,510
Number of Portfolio Holdings	102	Portfolio Turnover Rate	135%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Sylvamo Corp	2.02
Mercury General Corp	2.00
ProAssurance Corp	1.99
Financial Institutions Inc	1.98
Kennedy-Wilson Holdings Inc	1.98
ADMA Biologics Inc	1.97
Madison Square Garden Entertainment	1.94
Applied Industrial Technologies Inc	1.89
ChoiceOne Financial Services Inc	1.89
Dreyfus Inst Prefer Govt Money Mkt Inst Class	1.85

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

International Equity Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund, Class A
Class Name	Class A
Trading Symbol	SIEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class A	$298	2.80%

Expenses Paid, Amount	$ 298
Expense Ratio, Percent	2.80%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

In the Fund, Emerging Asia accounted for the bulk of underperformance. The largest negative impact was due to China based holdings, although the underweight to the country mitigated some of the drag. Conversely, the underweight to India was a detriment. Developed Europe was the top contributing region, led by holdings in the UK, Denmark, and Switzerland. Developed Americas (Canada) was the second largest contributor despite its small weight.

From a sector view, the Information Technology sector was the main detractor largely due to stocks not held (e.g. SAP, ASML) while Consumer Staples was the largest detractor in terms of stock selection. Haidilao International (-34%), a Chinese operator of hot pot restaurants, and ORION Corp (-24%), a South Korean confectionary manufacturer, were the primary underperformers. Industrial holdings were the largest outperformers, led by Japanese machinery maker Mitsubishi Heavy Industries (+136%). The Materials sector was the second largest contributor to excess return, thanks to Canadian gold miner Kinross Gold (+89%).

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class A (with load)	6.62%	5.25%	0.14%
Saratoga International Equity Fund, Class A	13.08%	6.49%	0.74%
MSCI ACWI Ex-USA Index	18.21%	7.56%	4.42%

Net Assets	$ 3,535,156
Holdings Count | Integer	43
Advisory Fees Paid, Amount	$ 24,839
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,535,156	Advisory Fees Paid by the Fund	$24,839
Number of Portfolio Holdings	43	Portfolio Turnover Rate	38%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?

Largest Holdings [Text Block]

Top Holdings (%)
Mitsubishi Heavy Industries Ltd	3.32
Taiwan Semiconductor Manufacturing	3.06
Allianz S.E.	2.84
Check Point Software Technologies	2.83
Coca-Cola Europacific Partners plc	2.80
Sumitomo Mitsui Financial Group Inc	2.80
Rolls-Royce Holdings plc	2.78
Compagnie de Saint-Gobain SA	2.77
Banco Santander SA	2.75
Kinross Gold Corp	2.73

Regional Exposure
Americas	6.3
Greater Europe	50.2
Greater Asia	43.5

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

International Equity Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund, Class C
Class Name	Class C
Trading Symbol	SIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class C	$347	3.27%

Expenses Paid, Amount	$ 347
Expense Ratio, Percent	3.27%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

In the Fund, Emerging Asia accounted for the bulk of underperformance. The largest negative impact was due to China based holdings, although the underweight to the country mitigated some of the drag. Conversely, the underweight to India was a detriment. Developed Europe was the top contributing region, led by holdings in the UK, Denmark, and Switzerland. Developed Americas (Canada) was the second largest contributor despite its small weight.

From a sector view, the Information Technology sector was the main detractor largely due to stocks not held (e.g. SAP, ASML) while Consumer Staples was the largest detractor in terms of stock selection. Haidilao International (-34%), a Chinese operator of hot pot restaurants, and ORION Corp (-24%), a South Korean confectionary manufacturer, were the primary underperformers. Industrial holdings were the largest outperformers, led by Japanese machinery maker Mitsubishi Heavy Industries (+136%). The Materials sector was the second largest contributor to excess return, thanks to Canadian gold miner Kinross Gold (+89%).

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class C (with load)	11.47%	5.85%	0.14%
Saratoga International Equity Fund, Class C	12.47%	5.85%	0.14%
MSCI ACWI Ex-USA Index	18.21%	7.56%	4.42%

Net Assets	$ 3,535,156
Holdings Count | Integer	43
Advisory Fees Paid, Amount	$ 24,839
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,535,156	Advisory Fees Paid by the Fund	$24,839
Number of Portfolio Holdings	43	Portfolio Turnover Rate	38%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Mitsubishi Heavy Industries Ltd	3.32
Taiwan Semiconductor Manufacturing	3.06
Allianz S.E.	2.84
Check Point Software Technologies	2.83
Coca-Cola Europacific Partners plc	2.80
Sumitomo Mitsui Financial Group Inc	2.80
Rolls-Royce Holdings plc	2.78
Compagnie de Saint-Gobain SA	2.77
Banco Santander SA	2.75
Kinross Gold Corp	2.73

Regional Exposure
Americas	6.3
Greater Europe	50.2
Greater Asia	43.5

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

International Equity Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga International Equity Fund
Class Name	Class I
Trading Symbol	SIEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class I	$256	2.40%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

In the Fund, Emerging Asia accounted for the bulk of underperformance. The largest negative impact was due to China based holdings, although the underweight to the country mitigated some of the drag. Conversely, the underweight to India was a detriment. Developed Europe was the top contributing region, led by holdings in the UK, Denmark, and Switzerland. Developed Americas (Canada) was the second largest contributor despite its small weight.

From a sector view, the Information Technology sector was the main detractor largely due to stocks not held (e.g. SAP, ASML) while Consumer Staples was the largest detractor in terms of stock selection. Haidilao International (-34%), a Chinese operator of hot pot restaurants, and ORION Corp (-24%), a South Korean confectionary manufacturer, were the primary underperformers. Industrial holdings were the largest outperformers, led by Japanese machinery maker Mitsubishi Heavy Industries (+136%). The Materials sector was the second largest contributor to excess return, thanks to Canadian gold miner Kinross Gold (+89%).

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class I	13.60%	6.94%	1.14%
MSCI ACWI Ex-USA Index	18.21%	7.56%	4.42%

Net Assets	$ 3,535
Holdings Count | Integer	43
Advisory Fees Paid, Amount	$ 24,839
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,535.156	Advisory Fees Paid by the Fund	$24,839
Number of Portfolio Holdings	43	Portfolio Turnover Rate	38%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Mitsubishi Heavy Industries Ltd	3.32
Taiwan Semiconductor Manufacturing	3.06
Allianz S.E.	2.84
Check Point Software Technologies	2.83
Coca-Cola Europacific Partners plc	2.80
Sumitomo Mitsui Financial Group Inc	2.80
Rolls-Royce Holdings plc	2.78
Compagnie de Saint-Gobain SA	2.77
Banco Santander SA	2.75
Kinross Gold Corp	2.73

Regional Exposure
Americas	6.3
Greater Europe	50.2
Greater Asia	43.5

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Health & Biotechnology Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class A
Trading Symbol	SHPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class A	$298	2.72%

Expenses Paid, Amount	$ 298
Expense Ratio, Percent	2.72%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

From a sub-industry perspective, strength in the Fund's performance came from facilities and distributors while managed healthcare and life sciences tools & services lagged on a relative basis.

Facilities companies benefitted as continued improvement in utilization rates drove revenues higher and moderating labor costs aided margins. Tenet Healthcare, a leading provider of healthcare services, led in this sub-industry as increased cash flows and strong execution combined with the positive aforementioned trends drove shares higher. Within distributors, consistent drug volumes, growth in specialty pharmaceuticals such as GLP-1's (weight-loss drugs) and improved generics pricing were all tailwinds for the segment. McKesson, one of the largest specialty drug distributors outperformed as a result.

Managed healthcare stocks in the Fund lagged due to concerns surrounding Medicare Advantage utilization and reimbursement rates. Progyny, a benefits management company, was a detractor as it remains unclear in the near-term as to when visibility regarding utilization rates might improve. Tools & equipment companies trailed in the period as they continue to work down excess inventories that have weighed on the group in recent quarters causing Illumina, a leading provider of tools for genetic analysis, to underperform within the Fund.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class A (with load)	12.06%	8.68%	6.20%
Saratoga Health & Biotechnology Fund, Class A	18.90%	9.97%	6.83%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Health Category	16.25%	9.23%	8.77%

Net Assets	$ 13,146,119
Holdings Count | Integer	33
Advisory Fees Paid, Amount	$ 149,071
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$13,146,119	Advisory Fees Paid by the Fund	$149,071
Number of Portfolio Holdings	33	Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Regeneron Pharmaceuticals Inc	6.04
Amgen Inc	5.06
Cencora Inc	4.67
Tenet Healthcare Corp	4.67
McKesson Corp	4.48
United Therapeutics Corp	4.29
Intuitive Surgical Inc	4.20
Elevance Health Inc	3.85
Exelixis Inc	3.83
The Cigna Group	3.77

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Health & Biotechnology Porfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class C
Trading Symbol	SHPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class C	$362	3.32%

Expenses Paid, Amount	$ 362
Expense Ratio, Percent	3.32%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

From a sub-industry perspective, strength in the Fund's performance came from facilities and distributors while managed healthcare and life sciences tools & services lagged on a relative basis.

Facilities companies benefitted as continued improvement in utilization rates drove revenues higher and moderating labor costs aided margins. Tenet Healthcare, a leading provider of healthcare services, led in this sub-industry as increased cash flows and strong execution combined with the positive aforementioned trends drove shares higher. Within distributors, consistent drug volumes, growth in specialty pharmaceuticals such as GLP-1's (weight-loss drugs) and improved generics pricing were all tailwinds for the segment. McKesson, one of the largest specialty drug distributors outperformed as a result.

Managed healthcare stocks in the Fund lagged due to concerns surrounding Medicare Advantage utilization and reimbursement rates. Progyny, a benefits management company, was a detractor as it remains unclear in the near-term as to when visibility regarding utilization rates might improve. Tools & equipment companies trailed in the period as they continue to work down excess inventories that have weighed on the group in recent quarters causing Illumina, a leading provider of tools for genetic analysis, to underperform within the Fund.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class C (with load)	17.21%	9.31%	6.19%
Saratoga Health & Biotechnology Fund, Class C	18.21%	9.31%	6.19%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Health Category	16.25%	9.23%	8.77%

Net Assets	$ 13,146,119
Holdings Count | Integer	33
Advisory Fees Paid, Amount	$ 149,071
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$13,146,119	Advisory Fees Paid by the Fund	$149,071
Number of Portfolio Holdings	33	Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Regeneron Pharmaceuticals Inc	6.04
Amgen Inc	5.06
Cencora Inc	4.67
Tenet Healthcare Corp	4.67
McKesson Corp	4.48
United Therapeutics Corp	4.29
Intuitive Surgical Inc	4.20
Elevance Health Inc	3.85
Exelixis Inc	3.83
The Cigna Group	3.77

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Health & Biotechnology Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Health & Biotechnology Fund
Class Name	Class I
Trading Symbol	SBHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class I	$254	2.32%

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

From a sub-industry perspective, strength in the Fund's performance came from facilities and distributors while managed healthcare and life sciences tools & services lagged on a relative basis.

Facilities companies benefitted as continued improvement in utilization rates drove revenues higher and moderating labor costs aided margins. Tenet Healthcare, a leading provider of healthcare services, led in this sub-industry as increased cash flows and strong execution combined with the positive aforementioned trends drove shares higher. Within distributors, consistent drug volumes, growth in specialty pharmaceuticals such as GLP-1's (weight-loss drugs) and improved generics pricing were all tailwinds for the segment. McKesson, one of the largest specialty drug distributors outperformed as a result.

Managed healthcare stocks in the Fund lagged due to concerns surrounding Medicare Advantage utilization and reimbursement rates. Progyny, a benefits management company, was a detractor as it remains unclear in the near-term as to when visibility regarding utilization rates might improve. Tools & equipment companies trailed in the period as they continue to work down excess inventories that have weighed on the group in recent quarters causing Illumina, a leading provider of tools for genetic analysis, to underperform within the Fund.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class I	19.35%	10.42%	7.26%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Health Category	16.25%	9.23%	8.77%

Net Assets	$ 13,146,119
Holdings Count | Integer	33
Advisory Fees Paid, Amount	$ 149,071
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$13,146,119	Advisory Fees Paid by the Fund	$149,071
Number of Portfolio Holdings	33	Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Regeneron Pharmaceuticals Inc	6.04
Amgen Inc	5.06
Cencora Inc	4.67
Tenet Healthcare Corp	4.67
McKesson Corp	4.48
United Therapeutics Corp	4.29
Intuitive Surgical Inc	4.20
Elevance Health Inc	3.85
Exelixis Inc	3.83
The Cigna Group	3.77

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Technology & Communications Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class A
Trading Symbol	STPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class A	$289	2.62%

Expenses Paid, Amount	$ 289
Expense Ratio, Percent	2.62%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The largest contributors to performance during the period were Meta Platforms and Nvidia. Meta benefitted from strong revenue growth driven by solid global advertising demand and improved capital allocation which allowed margins to expand. Nvidia outperformed as AI-driven chip demand has remained ahead of investors’ expectations, elevating growth in both revenues and earnings. From a sub-industry perspective, the semiconductor and semiconductor capital equipment subsectors have been the biggest beneficiaries of AI spending as have those software companies that have been able to implement AI-features into new products.

The biggest detractor during the period was Intel, which was sold from the Fund, as persistent company-specific headwinds now look to be longer-term in nature. Cisco Systems, a provider of networking systems and services, also underperformed as capital equipment spending by enterprise customers decelerated as concerns of slowing economic growth rose with the Federal Reserve’s persistently tight policy.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class A (with load)	13.85%	11.30%	12.69%
Saratoga Technology & Communications Fund, Class A	20.76%	12.63%	13.36%
S&P 500® Index	27.14%	15.92%	12.98%

Net Assets	$ 41,819,557
Holdings Count | Integer	27
Advisory Fees Paid, Amount	$ 523,341
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$41,819,557	Advisory Fees Paid by the Fund	$523,341
Number of Portfolio Holdings	27	Portfolio Turnover Rate	8%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Alphabet Inc Class C	9.05
Microsoft Corp	7.22
Amazon.com Inc	6.83
KLA Corp	5.88
Oracle Corp	5.71
Meta Platforms Inc Class A	5.36
Visa Inc Class A	5.12
Cisco Systems Inc	4.78
Qualcomm Inc	4.61
NVIDIA Corp	4.54

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Technology & Communications Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class C
Trading Symbol	STPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class C	$354	3.22%

Expenses Paid, Amount	$ 354
Expense Ratio, Percent	3.22%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The largest contributors to performance during the period were Meta Platforms and Nvidia. Meta benefitted from strong revenue growth driven by solid global advertising demand and improved capital allocation which allowed margins to expand. Nvidia outperformed as AI-driven chip demand has remained ahead of investors’ expectations, elevating growth in both revenues and earnings. From a sub-industry perspective, the semiconductor and semiconductor capital equipment subsectors have been the biggest beneficiaries of AI spending as have those software companies that have been able to implement AI-features into new products.

The biggest detractor during the period was Intel, which was sold from the Fund, as persistent company-specific headwinds now look to be longer-term in nature. Cisco Systems, a provider of networking systems and services, also underperformed as capital equipment spending by enterprise customers decelerated as concerns of slowing economic growth rose with the Federal Reserve’s persistently tight policy.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class C (with load)	19.01%	11.97%	12.69%
Saratoga Technology & Communications Fund, Class C	20.01%	11.97%	12.69%
S&P 500® Index	27.14%	15.92%	12.98%

Net Assets	$ 41,819,557
Holdings Count | Integer	27
Advisory Fees Paid, Amount	$ 523,341
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$41,819,557	Advisory Fees Paid by the Fund	$523,341
Number of Portfolio Holdings	27	Portfolio Turnover Rate	8%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Alphabet Inc Class C	9.05
Microsoft Corp	7.22
Amazon.com Inc	6.83
KLA Corp	5.88
Oracle Corp	5.71
Meta Platforms Inc Class A	5.36
Visa Inc Class A	5.12
Cisco Systems Inc	4.78
Qualcomm Inc	4.61
NVIDIA Corp	4.54

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Technology & Communications Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Technology & Communications Fund
Class Name	Class I
Trading Symbol	STPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class I	$246	2.22%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The largest contributors to performance during the period were Meta Platforms and Nvidia. Meta benefitted from strong revenue growth driven by solid global advertising demand and improved capital allocation which allowed margins to expand. Nvidia outperformed as AI-driven chip demand has remained ahead of investors’ expectations, elevating growth in both revenues and earnings. From a sub-industry perspective, the semiconductor and semiconductor capital equipment subsectors have been the biggest beneficiaries of AI spending as have those software companies that have been able to implement AI-features into new products.

The biggest detractor during the period was Intel, which was sold from the Fund, as persistent company-specific headwinds now look to be longer-term in nature. Cisco Systems, a provider of networking systems and services, also underperformed as capital equipment spending by enterprise customers decelerated as concerns of slowing economic growth rose with the Federal Reserve’s persistently tight policy.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class I	21.25%	13.09%	13.82%
S&P 500® Index	27.14%	15.92%	12.98%

Net Assets	$ 41,819,557
Holdings Count | Integer	27
Advisory Fees Paid, Amount	$ 523,341
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$41,819,557	Advisory Fees Paid by the Fund	$523,341
Number of Portfolio Holdings	27	Portfolio Turnover Rate	8%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Alphabet Inc Class C	9.05
Microsoft Corp	7.22
Amazon.com Inc	6.83
KLA Corp	5.88
Oracle Corp	5.71
Meta Platforms Inc Class A	5.36
Visa Inc Class A	5.12
Cisco Systems Inc	4.78
Qualcomm Inc	4.61
NVIDIA Corp	4.54

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Energy & Basic Materials Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Energy & Basic Materials Fund
Class Name	Class A
Trading Symbol	SBMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class A	$344	3.40%

Expenses Paid, Amount	$ 344
Expense Ratio, Percent	3.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s Energy holdings (59% of Fund weight on average) returned 8.8% for the period. Integrated Oil and Gas holdings were the biggest detractors, while Exploration and Production holdings were the largest contributors. However, the overweight to the Exploration and Production subindustry and underweight to Integrated Oil and Gas detracted from excess return. Diamondback Energy (+36%) was the top contributor among sector holdings while PBF Energy (-26%) was the largest underperformer.

The Fund’s Basic Materials holdings (39% of Fund weight on average) returned 2.5% for the period. Holdings in the Steel subindustry were the worst detractors, led by POSCO Holdings (-42%), which was a top performer in the portfolio last year. The lead contributor was Diversified Chemicals, however, the negative allocation effect from being overweight this subindustry more than offset the positive stock selection effect. The underweight to Copper also hurt relative performance. Canada-based gold miner Kinross Gold (+52%), was the top individual contributor over the period.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class A (with load)	-3.35%	6.82%	-2.89%
Saratoga Energy & Basic Materials Fund, Class A	2.55%	8.09%	-2.32%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Equity Energy Category	2.90%	13.03%	-2.23%

Net Assets	$ 1,391,908
Holdings Count | Integer	45
Advisory Fees Paid, Amount	$ 12,386
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,391,908	Advisory Fees Paid by the Fund	$12,386
Number of Portfolio Holdings	45	Portfolio Turnover Rate	47%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Exxon Mobil Corp	7.45
Chevron Corp	6.57
Petroleo Brasileiro SA Petrobras A	3.80
Kinder Morgan Inc Class P	3.23
EOG Resources Inc	3.22
Rio Tinto PLC ADR	3.21
Suncor Energy Inc	3.07
Eni SpA ADR	2.99
Kinross Gold Corp	2.89
ConocoPhillips	2.87

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Energy & Basic Materials Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Energy & Basic Materials Fund
Class Name	Class C
Trading Symbol	SEPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class C	$404	4.00%

Expenses Paid, Amount	$ 404
Expense Ratio, Percent	4.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s Energy holdings (59% of Fund weight on average) returned 8.8% for the period. Integrated Oil and Gas holdings were the biggest detractors, while Exploration and Production holdings were the largest contributors. However, the overweight to the Exploration and Production subindustry and underweight to Integrated Oil and Gas detracted from excess return. Diamondback Energy (+36%) was the top contributor among sector holdings while PBF Energy (-26%) was the largest underperformer.

The Fund’s Basic Materials holdings (39% of Fund weight on average) returned 2.5% for the period. Holdings in the Steel subindustry were the worst detractors, led by POSCO Holdings (-42%), which was a top performer in the portfolio last year. The lead contributor was Diversified Chemicals, however, the negative allocation effect from being overweight this subindustry more than offset the positive stock selection effect. The underweight to Copper also hurt relative performance. Canada-based gold miner Kinross Gold (+52%), was the top individual contributor over the period.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class C (with load)	0.95%	7.42%	-2.76%
Saratoga Energy & Basic Materials Fund, Class C	1.95%	7.42%	-2.76%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Equity Energy Category	2.90%	13.03%	-2.23%

Net Assets	$ 1,391,908
Holdings Count | Integer	45
Advisory Fees Paid, Amount	$ 12,386
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,391,908	Advisory Fees Paid by the Fund	$12,386
Number of Portfolio Holdings	45	Portfolio Turnover Rate	47%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Exxon Mobil Corp	7.45
Chevron Corp	6.57
Petroleo Brasileiro SA Petrobras A	3.80
Kinder Morgan Inc Class P	3.23
EOG Resources Inc	3.22
Rio Tinto PLC ADR	3.21
Suncor Energy Inc	3.07
Eni SpA ADR	2.99
Kinross Gold Corp	2.89
ConocoPhillips	2.87

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Energy & Basic Materials Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Energy & Basic Materials Fund
Class Name	Class I
Trading Symbol	SEPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class I	$305	3.00%

Expenses Paid, Amount	$ 305
Expense Ratio, Percent	3.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund’s Energy holdings (59% of Fund weight on average) returned 8.8% for the period. Integrated Oil and Gas holdings were the biggest detractors, while Exploration and Production holdings were the largest contributors. However, the overweight to the Exploration and Production subindustry and underweight to Integrated Oil and Gas detracted from excess return. Diamondback Energy (+36%) was the top contributor among sector holdings while PBF Energy (-26%) was the largest underperformer.

The Fund’s Basic Materials holdings (39% of Fund weight on average) returned 2.5% for the period. Holdings in the Steel subindustry were the worst detractors, led by POSCO Holdings (-42%), which was a top performer in the portfolio last year. The lead contributor was Diversified Chemicals, however, the negative allocation effect from being overweight this subindustry more than offset the positive stock selection effect. The underweight to Copper also hurt relative performance. Canada-based gold miner Kinross Gold (+52%), was the top individual contributor over the period.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class I	3.02%	8.51%	-1.93%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Equity Energy Category	2.90%	13.03%	-2.23%

Net Assets	$ 1,391,908
Holdings Count | Integer	45
Advisory Fees Paid, Amount	$ 12,386
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,391,908	Advisory Fees Paid by the Fund	$12,386
Number of Portfolio Holdings	45	Portfolio Turnover Rate	47%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Exxon Mobil Corp	7.45
Chevron Corp	6.57
Petroleo Brasileiro SA Petrobras A	3.80
Kinder Morgan Inc Class P	3.23
EOG Resources Inc	3.22
Rio Tinto PLC ADR	3.21
Suncor Energy Inc	3.07
Eni SpA ADR	2.99
Kinross Gold Corp	2.89
ConocoPhillips	2.87

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Financial Services Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Financial Services Fund
Class Name	Class A
Trading Symbol	SFPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class A	$391	3.40%

Expenses Paid, Amount	$ 391
Expense Ratio, Percent	3.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Top performers in the Fund were Property & Casualty Insurance company Progressive Corporation (+90.3%) and Consumer Finance company American Express (+66.2%). Progressive underwrites auto, property and specialty lines of insurance; with almost 20 million personal auto policies in force, it is one of the largest auto insurers in the US. Progressive is benefiting from a stronger pricing environment that is boosting underwriting results and higher interest rates producing stronger investment income. The Fund’s underweight to Transaction & Payment Processing Services firms Visa (+13.4%) and Mastercard (+17.8%) was additive to relative performance as both companies underperformed financial services peers for the period. Transaction & Payment Processors experienced slowing volume growth in mid-2024 which weighed on earnings and share prices.

Key detractors to performance were the Transaction & Payment Processing firm WEX, Inc. (-4.2%, for the period held) and Property & Casualty Insurance company W.R. Berkley (-1.1%, for the period held). WEX provides payment processing services to the commercial and government vehicle fleets around the globe and came under pressure during the year due to softness in its online travel agent client base. The Fund’s underweight to Diversified Bank JP Morgan detracted from performance.

The Fund generally held smaller companies than the financial services holdings in the S&P 500 Index. Owning smaller companies was a headwind to relative performance while the Fund’s tilt toward lower price-earnings and price-book ratio stocks was modestly additive to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class A (with load)	22.32%	7.79%	5.53%
Saratoga Financial Services Fund, Class A	29.77%	9.08%	6.16%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Financial Category	32.83%	10.87%	9.00%

Net Assets	$ 1,477,456
Holdings Count | Integer	52
Advisory Fees Paid, Amount	$ 4,379
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,477,456	Advisory Fees Paid by the Fund	$4,379
Number of Portfolio Holdings	52	Portfolio Turnover Rate	32%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Berkshire Hathaway Inc Class B	10.79
JPMorgan Chase & Co	4.40
Bank of America Corp	4.17
Mastercard Inc Class A	4.12
Chubb Ltd	4.04
Aflac Inc	3.90
Visa Inc Class A	3.85
Wells Fargo & Co	3.13
CME Group Inc	3.07
Ameriprise Financial Inc	3.01

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Financial Services Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Financial Services Fund
Class Name	Class C
Trading Symbol	SFPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class C	$467	4.00%

Expenses Paid, Amount	$ 467
Expense Ratio, Percent	4.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Top performers in the Fund were Property & Casualty Insurance company Progressive Corporation (+90.3%) and Consumer Finance company American Express (+66.2%). Progressive underwrites auto, property and specialty lines of insurance; with almost 20 million personal auto policies in force, it is one of the largest auto insurers in the US. Progressive is benefiting from a stronger pricing environment that is boosting underwriting results and higher interest rates producing stronger investment income. The Fund’s underweight to Transaction & Payment Processing Services firms Visa (+13.4%) and Mastercard (+17.8%) was additive to relative performance as both companies underperformed financial services peers for the period. Transaction & Payment Processors experienced slowing volume growth in mid-2024 which weighed on earnings and share prices.

Key detractors to performance were the Transaction & Payment Processing firm WEX, Inc. (-4.2%, for the period held) and Property & Casualty Insurance company W.R. Berkley (-1.1%, for the period held). WEX provides payment processing services to the commercial and government vehicle fleets around the globe and came under pressure during the year due to softness in its online travel agent client base. The Fund’s underweight to Diversified Bank JP Morgan detracted from performance.

The Fund generally held smaller companies than the financial services holdings in the S&P 500 Index. Owning smaller companies was a headwind to relative performance while the Fund’s tilt toward lower price-earnings and price-book ratio stocks was modestly additive to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class C (with load)	32.41%	11.05%	6.79%
Saratoga Financial Services Fund, Class C	33.41%	11.05%	6.79%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Financial Category	32.83%	10.87%	9.00%

Net Assets	$ 1,477,456
Holdings Count | Integer	52
Advisory Fees Paid, Amount	$ 4,379
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,477,456	Advisory Fees Paid by the Fund	$4,379
Number of Portfolio Holdings	52	Portfolio Turnover Rate	32%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Berkshire Hathaway Inc Class B	10.79
JPMorgan Chase & Co	4.40
Bank of America Corp	4.17
Mastercard Inc Class A	4.12
Chubb Ltd	4.04
Aflac Inc	3.90
Visa Inc Class A	3.85
Wells Fargo & Co	3.13
CME Group Inc	3.07
Ameriprise Financial Inc	3.01

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Financial Services Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Financial Services Fund
Class Name	Class I
Trading Symbol	SFPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class I	$345	3.00%

Expenses Paid, Amount	$ 345
Expense Ratio, Percent	3.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

Top performers in the Fund were Property & Casualty Insurance company Progressive Corporation (+90.3%) and Consumer Finance company American Express (+66.2%). Progressive underwrites auto, property and specialty lines of insurance; with almost 20 million personal auto policies in force, it is one of the largest auto insurers in the US. Progressive is benefiting from a stronger pricing environment that is boosting underwriting results and higher interest rates producing stronger investment income. The Fund’s underweight to Transaction & Payment Processing Services firms Visa (+13.4%) and Mastercard (+17.8%) was additive to relative performance as both companies underperformed financial services peers for the period. Transaction & Payment Processors experienced slowing volume growth in mid-2024 which weighed on earnings and share prices.

Key detractors to performance were the Transaction & Payment Processing firm WEX, Inc. (-4.2%, for the period held) and Property & Casualty Insurance company W.R. Berkley (-1.1%, for the period held). WEX provides payment processing services to the commercial and government vehicle fleets around the globe and came under pressure during the year due to softness in its online travel agent client base. The Fund’s underweight to Diversified Bank JP Morgan detracted from performance.

The Fund generally held smaller companies than the financial services holdings in the S&P 500 Index. Owning smaller companies was a headwind to relative performance while the Fund’s tilt toward lower price-earnings and price-book ratio stocks was modestly additive to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class I	30.19%	9.52%	6.58%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Financial Category	32.83%	10.87%	9.00%

Net Assets	$ 1,477,456
Holdings Count | Integer	52
Advisory Fees Paid, Amount	$ 4,379
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,477,456	Advisory Fees Paid by the Fund	$4,379
Number of Portfolio Holdings	52	Portfolio Turnover Rate	32%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Berkshire Hathaway Inc Class B	10.79
JPMorgan Chase & Co	4.40
Bank of America Corp	4.17
Mastercard Inc Class A	4.12
Chubb Ltd	4.04
Aflac Inc	3.90
Visa Inc Class A	3.85
Wells Fargo & Co	3.13
CME Group Inc	3.07
Ameriprise Financial Inc	3.01

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Investment Quality Bond Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class A
Trading Symbol	SQBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com/fund-reports
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class A	$180	1.76%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund's main holding, the Vanguard Intermediate-Term Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund's overweight to Intermediate-Term Bonds over Long-Term, Short-Term, and Ultra Short-Term Bond strategies benefited performance. A smaller, but not insubstantial, allocation to Short-Term Bonds was the cause of relative underperformance, as the Vanguard Short-Term Bond Index strategy underperformed its Intermediate-Term strategy and its peergroup. Within the satellite strategy of the Fund, the Fund chose not to hold the High Yield, Interest-Rate Hedged, or Inflation-Protected strategies it can deploy as a small part of its portfolio. Broadly, this was a benefit to performance, as these strategies largely underperformed their more traditional counterparts during the period.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class A (with load)	-1.02%	-0.70%	-0.04%
Saratoga Investment Quality Bond Fund, Class A	4.98%	0.48%	0.55%
Bloomberg US Aggregate Bond Index	7.30%	-0.04%	1.64%

Net Assets	$ 11,366,986
Holdings Count | Integer	3
Advisory Fees Paid, Amount	$ 59,733
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,366,986	Advisory Fees Paid by the Fund	$59,733
Number of Portfolio Holdings	3	Portfolio Turnover Rate	60%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	64.60
Vanguard Short-Term Bond Index Fund, Admiral Class	30.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.40

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Investment Quality Bond Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class C
Trading Symbol	SQBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class C	$237	2.32%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund's main holding, the Vanguard Intermediate-Term Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund's overweight to Intermediate-Term Bonds over Long-Term, Short-Term, and Ultra Short-Term Bond strategies benefited performance. A smaller, but not insubstantial, allocation to Short-Term Bonds was the cause of relative underperformance, as the Vanguard Short-Term Bond Index strategy underperformed its Intermediate-Term strategy and its peergroup. Within the satellite strategy of the Fund, the Fund chose not to hold the High Yield, Interest-Rate Hedged, or Inflation-Protected strategies it can deploy as a small part of its portfolio. Broadly, this was a benefit to performance, as these strategies largely underperformed their more traditional counterparts during the period.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class C (with load)	3.35%	-0.17%	0.08%
Saratoga Investment Quality Bond Fund, Class C	4.35%	-0.17%	0.08%
Bloomberg US Aggregate Bond Index	7.30%	-0.04%	1.64%

Net Assets	$ 11,366,986
Holdings Count | Integer	3
Advisory Fees Paid, Amount	$ 59,733
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,366,986	Advisory Fees Paid by the Fund	$59,733
Number of Portfolio Holdings	3	Portfolio Turnover Rate	60%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	64.60
Vanguard Short-Term Bond Index Fund, Admiral Class	30.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.40

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Investment Quality Bond Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Investment Quality Bond Fund
Class Name	Class I
Trading Symbol	SIBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class I	$141	1.37%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund's main holding, the Vanguard Intermediate-Term Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund's overweight to Intermediate-Term Bonds over Long-Term, Short-Term, and Ultra Short-Term Bond strategies benefited performance. A smaller, but not insubstantial, allocation to Short-Term Bonds was the cause of relative underperformance, as the Vanguard Short-Term Bond Index strategy underperformed its Intermediate-Term strategy and its peergroup. Within the satellite strategy of the Fund, the Fund chose not to hold the High Yield, Interest-Rate Hedged, or Inflation-Protected strategies it can deploy as a small part of its portfolio. Broadly, this was a benefit to performance, as these strategies largely underperformed their more traditional counterparts during the period.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class I	5.35%	0.86%	0.92%
Bloomberg US Aggregate Bond Index	7.30%	-0.04%	1.64%

Net Assets	$ 11,366,986
Holdings Count | Integer	3
Advisory Fees Paid, Amount	$ 59,733
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$11,366,986	Advisory Fees Paid by the Fund	$59,733
Number of Portfolio Holdings	3	Portfolio Turnover Rate	60%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]
Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	64.60
Vanguard Short-Term Bond Index Fund, Admiral Class	30.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.40

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Municipal Bond Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Municipal Bond Fund
Class Name	Class A
Trading Symbol	SMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class A	$233	2.30%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund’s main holding, the Vanguard Intermediate-Term Tax-Exempt Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund’s overweight to Intermediate-Term Tax-Exempt Bonds over Short-Term and Ultra-Short Term Tax-Exempt Bond strategies benefited performance, though the absence of Long-Term Tax-Exempt Bonds was a drag on performance. While the Fund’s Ultra-Short-Term Tax-Exempt Bond holding outperformed its peergroup, the position still caused relative underperformance, as the strategy underperformed Intermediate-Term and Long-Term Tax-Exempt strategies.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class A (with load)	-3.12%	-1.65%	-1.01%
Saratoga Municipal Bond Fund, Class A	2.84%	-0.49%	-0.42%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

Net Assets	$ 581,256
Holdings Count | Integer	3
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$581,256	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	3	Portfolio Turnover Rate	36%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	85.44
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	7.16
Dreyfus Tax-Exempt Cash Management Fund, Institutional Class	7.40

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Municipal Bond Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Municipal Bond Fund
Class Name	Class C
Trading Symbol	SMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class C	$293	2.90%

Expenses Paid, Amount	$ 293
Expense Ratio, Percent	2.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund’s main holding, the Vanguard Intermediate-Term Tax-Exempt Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund’s overweight to Intermediate-Term Tax-Exempt Bonds over Short-Term and Ultra-Short Term Tax-Exempt Bond strategies benefited performance, though the absence of Long-Term Tax-Exempt Bonds was a drag on performance. While the Fund’s Ultra-Short-Term Tax-Exempt Bond holding outperformed its peergroup, the position still caused relative underperformance, as the strategy underperformed Intermediate-Term and Long-Term Tax-Exempt strategies.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class C (with load)	1.26%	-0.87%	-0.61%
Saratoga Municipal Bond Fund, Class C	2.26%	-0.87%	-0.61%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

Net Assets	$ 581,256
Holdings Count | Integer	3
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$581,256	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	3	Portfolio Turnover Rate	36%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	85.44
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	7.16
Dreyfus Tax-Exempt Cash Management Fund, Institutional Class	7.40

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Municipal Bond Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Municipal Bond Fund
Class Name	Class I
Trading Symbol	SMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class I	$193	1.90%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund’s main holding, the Vanguard Intermediate-Term Tax-Exempt Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund’s overweight to Intermediate-Term Tax-Exempt Bonds over Short-Term and Ultra-Short Term Tax-Exempt Bond strategies benefited performance, though the absence of Long-Term Tax-Exempt Bonds was a drag on performance. While the Fund’s Ultra-Short-Term Tax-Exempt Bond holding outperformed its peergroup, the position still caused relative underperformance, as the strategy underperformed Intermediate-Term and Long-Term Tax-Exempt strategies.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class I	3.24%	-0.19%	-0.10%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

Net Assets	$ 581,256
Holdings Count | Integer	3
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$581,256	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	3	Portfolio Turnover Rate	36%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	85.44
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	7.16
Dreyfus Tax-Exempt Cash Management Fund, Institutional Class	7.40

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

U.S. Government Money Market Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class A
Trading Symbol	SGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class A	$214	2.11%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.11%
Net Assets	$ 4,539,322
Holdings Count | Integer	4
Advisory Fees Paid, Amount	$ 23,949
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,539,322	Advisory Fees Paid by the Fund	$23,949
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

Largest Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

U.S. Government Money Market Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class C
Trading Symbol	SZCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class C	$278	2.75%

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	2.75%
Net Assets	$ 4,539,322
Holdings Count | Integer	4
Advisory Fees Paid, Amount	$ 23,949
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,539,322	Advisory Fees Paid by the Fund	$23,949
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

Largest Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

U.S. Government Money Market Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga US Government Money Market Fund
Class Name	Class I
Trading Symbol	SGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class I	$176	1.73%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.73%
Net Assets	$ 4,539,322
Holdings Count | Integer	4
Advisory Fees Paid, Amount	$ 23,949
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$4,539,322	Advisory Fees Paid by the Fund	$23,949
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

Largest Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Aggressive Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class A	$134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class A (with load)	10.06%	7.34%	5.72%
Saratoga Aggressive Balanced Allocation Fund, Class A	16.75%	8.63%	6.65%
Morningstar Mod. Aggressive Target Risk Index	18.35%	9.00%	7.28%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,411,017
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,411,017	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	8%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.34
Saratoga Large Cap Value Fund, Class I	16.15
Saratoga Mid Capitalization Fund, Class I	10.89
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.56
Eaton Vance Global Macro Absolute Return Fund, Class I	8.86
Saratoga Small Capitalization Fund, Class I	8.74
Vanguard Total International Stock Index Fund, Admiral Class	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.41
Saratoga Health & Biotech Fund, Class I	3.90
Saratoga Technology & Comm Fund, Class I	3.74

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Aggressive Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class C	$215	1.99%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class C (with load)	14.76%	7.72%	5.98%
Saratoga Aggressive Balanced Allocation Fund, Class C	15.76%	7.72%	5.98%
Morningstar Mod. Aggressive Target Risk Index	18.35%	9.00%	7.28%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,411,017
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,411,017	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	8%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.34
Saratoga Large Cap Value Fund, Class I	16.15
Saratoga Mid Capitalization Fund, Class I	10.89
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.56
Eaton Vance Global Macro Absolute Return Fund, Class I	8.86
Saratoga Small Capitalization Fund, Class I	8.74
Vanguard Total International Stock Index Fund, Admiral Class	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.41
Saratoga Health & Biotech Fund, Class I	3.90
Saratoga Technology & Comm Fund, Class I	3.74

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Aggressive Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Aggressive Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class I	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class I	16.97%	8.80%	6.81%
Morningstar Mod. Aggressive Target Risk Index	18.35%	9.00%	7.28%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,411,017
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,411,017	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	8%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.34
Saratoga Large Cap Value Fund, Class I	16.15
Saratoga Mid Capitalization Fund, Class I	10.89
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.56
Eaton Vance Global Macro Absolute Return Fund, Class I	8.86
Saratoga Small Capitalization Fund, Class I	8.74
Vanguard Total International Stock Index Fund, Admiral Class	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.41
Saratoga Health & Biotech Fund, Class I	3.90
Saratoga Technology & Comm Fund, Class I	3.74

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Conservative Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class A	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class A (with load)	5.13%	4.45%	3.86%
Saratoga Conservative Balanced Allocation Fund, Class A	11.54%	5.69%	4.78%
Morningstar Mod. Conservative Target Risk Index	13.03%	5.03%	4.72%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 3,069,922
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,069,922	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	22%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	36.42
Saratoga Large Cap Growth Fund, Class I	13.80
Saratoga Large Cap Value Fund, Class I	12.74
Vanguard Short-Term Bond Index Fund, Admiral Class	9.59
Saratoga Mid Capitalization Fund, Class I	8.54
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.41
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Saratoga Small Capitalization Fund, Class I	1.97
Vanguard Total International Stock Index Fund, Admiral Class	1.07

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Conservative Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SUMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class C	$210	1.99%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class C (with load)	9.62%	4.91%	4.19%
Saratoga Conservative Balanced Allocation Fund, Class C	10.62%	4.91%	4.19%
Morningstar Mod. Conservative Target Risk Index	13.03%	5.03%	4.72%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 3,069,922
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,069,922	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	22%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	36.42
Saratoga Large Cap Growth Fund, Class I	13.80
Saratoga Large Cap Value Fund, Class I	12.74
Vanguard Short-Term Bond Index Fund, Admiral Class	9.59
Saratoga Mid Capitalization Fund, Class I	8.54
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.41
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Saratoga Small Capitalization Fund, Class I	1.97
Vanguard Total International Stock Index Fund, Admiral Class	1.07

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Conservative Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Conservative Balanced Allocation Fund
Class Name	Class I
Trading Symbol	LUNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class I	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class I	11.79%	5.96%	5.01%
Morningstar Mod. Conservative Target Risk Index	13.03%	5.03%	4.72%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 3,069,922
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$3,069,922	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	22%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	36.42
Saratoga Large Cap Growth Fund, Class I	13.80
Saratoga Large Cap Value Fund, Class I	12.74
Vanguard Short-Term Bond Index Fund, Admiral Class	9.59
Saratoga Mid Capitalization Fund, Class I	8.54
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.41
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Saratoga Small Capitalization Fund, Class I	1.97
Vanguard Total International Stock Index Fund, Admiral Class	1.07

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderate Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SMPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class A	$133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class A (with load)	8.25%	6.36%	5.37%
Saratoga Moderate Balanced Allocation Fund, Class A	14.83%	7.63%	6.31%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 2,126,286
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,126,286	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	18%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.16
Saratoga Large Cap Growth Fund, Class I	17.36
Saratoga Large Cap Value Fund, Class I	16.75
Saratoga Mid Capitalization Fund, Class I	11.48
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.19
Eaton Vance Global Macro Absolute Return Fund, Class I	7.09
Vanguard Short-Term Bond Index Fund, Admiral Class	5.28
Saratoga Small Capitalization Fund, Class I	4.11
Vanguard Total International Stock Index Fund, Admiral Class	2.46
Saratoga Technology & Comm Fund, Class I	2.31

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderate Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SBMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class C	$213	1.99%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class C (with load)	12.99%	6.83%	5.68%
Saratoga Moderate Balanced Allocation Fund, Class C	13.99%	6.83%	5.68%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 2,126,286
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,126,286	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	18%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.16
Saratoga Large Cap Growth Fund, Class I	17.36
Saratoga Large Cap Value Fund, Class I	16.75
Saratoga Mid Capitalization Fund, Class I	11.48
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.19
Eaton Vance Global Macro Absolute Return Fund, Class I	7.09
Vanguard Short-Term Bond Index Fund, Admiral Class	5.28
Saratoga Small Capitalization Fund, Class I	4.11
Vanguard Total International Stock Index Fund, Admiral Class	2.46
Saratoga Technology & Comm Fund, Class I	2.31

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderate Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderate Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SBMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class I	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class I	15.12%	7.89%	6.50%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 2,126,286
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$2,126,286	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	18%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.16
Saratoga Large Cap Growth Fund, Class I	17.36
Saratoga Large Cap Value Fund, Class I	16.75
Saratoga Mid Capitalization Fund, Class I	11.48
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.19
Eaton Vance Global Macro Absolute Return Fund, Class I	7.09
Vanguard Short-Term Bond Index Fund, Admiral Class	5.28
Saratoga Small Capitalization Fund, Class I	4.11
Vanguard Total International Stock Index Fund, Admiral Class	2.46
Saratoga Technology & Comm Fund, Class I	2.31

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Aggressive Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	$134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund's active strategy over its passive alternative. The Fund's use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long- Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance. Generally, the Fund's slight overweight to equities versus the benchmark benefited performance during the period. An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A (with load)	8.77%	6.58%	5.22%
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	15.36%	7.85%	6.16%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,118,147
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,118,147	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	16.25
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.09
Saratoga Large Cap Value Fund, Class I	15.95
Saratoga Mid Capitalization Fund, Class I	11.67
Eaton Vance Global Macro Absolute Return Fund, Class I	8.23
Saratoga Small Capitalization Fund, Class I	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.24
Vanguard Short-Term Bond Index Fund, Admiral Class	4.28
Vanguard Total International Stock Index Fund, Admiral Class	4.21
Saratoga Health & Biotech Fund, Class I	2.87

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Aggressive Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	$213	1.99%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund's active strategy over its passive alternative. The Fund's use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long- Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance. Generally, the Fund's slight overweight to equities versus the benchmark benefited performance during the period. An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C (with load)	13.43%	7.04%	5.52%
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	14.43%	7.04%	5.52%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,118,147
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,118,147	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	16.25
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.09
Saratoga Large Cap Value Fund, Class I	15.95
Saratoga Mid Capitalization Fund, Class I	11.67
Eaton Vance Global Macro Absolute Return Fund, Class I	8.23
Saratoga Small Capitalization Fund, Class I	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.24
Vanguard Short-Term Bond Index Fund, Admiral Class	4.28
Vanguard Total International Stock Index Fund, Admiral Class	4.21
Saratoga Health & Biotech Fund, Class I	2.87

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Aggressive Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Aggressive Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund's active strategy over its passive alternative. The Fund's use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long- Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance. Generally, the Fund's slight overweight to equities versus the benchmark benefited performance during the period. An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	15.70%	8.11%	6.35%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 1,118,147
Holdings Count | Integer	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$1,118,147	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	16.25
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.09
Saratoga Large Cap Value Fund, Class I	15.95
Saratoga Mid Capitalization Fund, Class I	11.67
Eaton Vance Global Macro Absolute Return Fund, Class I	8.23
Saratoga Small Capitalization Fund, Class I	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.24
Vanguard Short-Term Bond Index Fund, Admiral Class	4.28
Vanguard Total International Stock Index Fund, Admiral Class	4.21
Saratoga Health & Biotech Fund, Class I	2.87

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Conservative Balanced Allocation Portfolio Class A
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class A
Trading Symbol	SMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	$133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class A (with load)	7.99%	6.01%	4.89%
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	14.63%	7.28%	5.83%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.92%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 863,546
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$863,546	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	20%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	23.07
Saratoga Large Cap Growth Fund, Class I	16.81
Saratoga Large Cap Value Fund, Class I	16.04
Saratoga Mid Capitalization Fund, Class I	11.99
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.21
Eaton Vance Global Macro Absolute Return Fund, Class I	7.22
Vanguard Short-Term Bond Index Fund, Admiral Class	6.62
Saratoga Small Capitalization Fund, Class I	5.90
Vanguard Total International Stock Index Fund, Admiral Class	3.75

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Conservative Balanced Allocation Portfolio Class C
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class C
Trading Symbol	SBCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	$212	1.99%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class C (with load)	12.52%	6.21%	5.00%
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	13.52%	6.21%	5.00%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.92%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 863,546
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$863,546	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	20%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	23.07
Saratoga Large Cap Growth Fund, Class I	16.81
Saratoga Large Cap Value Fund, Class I	16.04
Saratoga Mid Capitalization Fund, Class I	11.99
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.21
Eaton Vance Global Macro Absolute Return Fund, Class I	7.22
Vanguard Short-Term Bond Index Fund, Admiral Class	6.62
Saratoga Small Capitalization Fund, Class I	5.90
Vanguard Total International Stock Index Fund, Admiral Class	3.75

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Moderately Conservative Balanced Allocation Portfolio Class I
Shareholder Report [Line Items]
Fund Name	Saratoga Moderately Conservative Balanced Allocation Fund
Class Name	Class I
Trading Symbol	SMICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Additional Information Phone Number	1-888-672-4839
Additional Information Website	www.saratogacap.com
Expenses [Text Block]

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

Line Graph [Table Text Block]

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	14.63%	7.28%	5.83%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.92%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

Net Assets	$ 863,546
Holdings Count | Integer	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$863,546	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	20%

Holdings [Text Block]	What did the Fund invest in (as a % of the Fund’s net assets)?
Largest Holdings [Text Block]

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	23.07
Saratoga Large Cap Growth Fund, Class I	16.81
Saratoga Large Cap Value Fund, Class I	16.04
Saratoga Mid Capitalization Fund, Class I	11.99
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.21
Eaton Vance Global Macro Absolute Return Fund, Class I	7.22
Vanguard Short-Term Bond Index Fund, Admiral Class	6.62
Saratoga Small Capitalization Fund, Class I	5.90
Vanguard Total International Stock Index Fund, Admiral Class	3.75

Material Fund Change [Text Block]

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.